Nature of operations	12 Months Ended
Dec. 31, 2021
Nature of Operations
Nature of Operations

Cardiol Therapeutics Inc.

Notes to Financial Statements

Years Ended December 31, 2021 and 2020

(Expressed in Canadian Dollars)

1.Nature of operations

Cardiol Therapeutics Inc. (the "Corporation") was incorporated under the laws of the Province of Ontario on January 19, 2017. The Corporation's registered and legal office is located at 2265 Upper Middle Rd. E., Suite 602, Oakville, Ontario, L6H 0G5, Canada.

The Corporation is a clinical-stage life sciences company focused on the research and clinical development of cannabidiol as an anti-fibrotic and anti-inflammatory therapy for the treatment of cardiovascular disease ("CVD"). The Corporation's lead product, CardiolRx, is a pharmaceutically produced oral cannabidiol formulation that is being clinically developed for use in cardiovascular medicine. CardiolRx is currently being evaluated in a Phase II/III multi-national, randomized, double-blind, placebo-controlled study (the "LANCER" trial). LANCER is designed to evaluate the efficacy and safety of CardiolRx as a cardioprotective therapy to reduce major cardiovascular and respiratory events in patients hospitalized with COVID-19 who have a prior history of, or risk factors for, CVD, and to investigate the influence CardiolRx has on key biomarkers associated with heart disease.

The Corporation has also received an Investigational New Drug Application ("IND") authorization from the FDA to conduct a Phase II multi-national, randomized, double-blind, placebo-controlled trial designed to evaluate the efficacy and safety of CardiolRx in acute myocarditis. This disease remains an important cause of acute and fulminant heart failure and is a leading cause of sudden cardiac death in people less than 35 years of age.

In addition, the Corporation is developing a subcutaneous formulation of CardiolRx for the treatment of fibrosis and inflammation in the heart that is associated with the development and progression of heart failure. Heart failure affects 26 million people in the developed world and remains a leading cause of death and hospitalization, with associated annual healthcare costs in the U.S. alone exceeding $30 billion.

On December 20, 2018, the Corporation completed its initial public offering (the "IPO") on the Toronto Stock Exchange (the "TSX"). As a result, the Corporation's common shares commenced trading on that date on the TSX under the symbol "CRDL", and on May 12, 2021, warrants commenced trading under the symbol "CRDL.WT.A". On May 30, 2019, the Corporation also began trading on the OTCQX Best Market ("OTCQX") under the symbol "CRTPF". On August 10, 2021, the Corporation's common shares commenced trading on the Nasdaq Capital Market ("Nasdaq") under the symbol "CRDL". Concurrent with the listing on the Nasdaq, the common shares ceased to be quoted on the OTCQX.